Quarterly Financial Data	12 Months Ended
Dec. 31, 2011
Quarterly Financial Data [Abstract]
Quarterly Financial Data

Note 21. Quarterly Financial Data (unaudited):

	2011 Quarters
(in millions, except per share data)	1st	2nd	3rd	4th
Net revenues	$5,643	$5,920	$6,108	$6,129

Gross profit	$2,148	$1,972	$2,445	$2,374

Net earnings	$938	$444	$1,174	$837
Net earnings attributable to noncontrolling interests	(1)		(1)	(1)

Net earnings attributable to Altria Group, Inc.	$937	$444	$1,173	$836

Per share data:
Basic EPS attributable to Altria Group, Inc.	$0.45	$0.21	$0.57	$0.41

Diluted EPS attributable to Altria Group, Inc.	$0.45	$0.21	$0.57	$0.41

Dividends declared	$0.38	$0.38	$0.41	$0.41

Market price - high	$26.27	$28.13	$27.41	$30.40
- low	$23.34	$25.81	$23.20	$25.94

	2010 Quarters
(in millions, except per share data)	1st	2nd	3rd	4th
Net revenues	$5,760	$6,274	$6,402	$5,927

Gross profit	$2,084	$2,374	$2,476	$2,254

Net earnings	$813	$1,043	$1,131	$920
Net earnings attributable to noncontrolling interests		(1)		(1)

Net earnings attributable to Altria Group, Inc.	$813	$1,042	$1,131	$919

Per share data:
Basic EPS attributable to Altria Group, Inc.	$0.39	$0.50	$0.54	$0.44

Diluted EPS attributable to Altria Group, Inc.	$0.39	$0.50	$0.54	$0.44

Dividends declared	$0.35	$0.35	$0.38	$0.38

Market price - high	$20.86	$21.91	$24.39	$26.22
- low	$19.14	$19.20	$19.89	$23.66

During 2011 and 2010, the following pre-tax charges or (gains) were included in net earnings attributable to Altria Group, Inc.:

	2011 Quarters
(in millions)	1st	2nd	3rd	4th
Asset impairment and exit costs	$2	$1	$—	$219
Implementation and integration costs		2	1	1
Tobacco and health judgments, including accrued interest		41		121
UST acquisition-related costs	4		1	1
PMCC (decrease) increase to allowance for losses			(35)	60
Reduction to cumulative lease earnings related to the PMCC Leveraged Lease Charge		490
SABMiller special items	(32)	57	11	46

	$(26)	$591	$(22)	$448

	2010 Quarters
(in millions)	1st	2nd	3rd	4th
Asset impairment and exit costs	$7	$21	$3	$5
Implementation and integration costs	33	29	24	9
Tobacco and health judgments, including accrued interest	3	16	2
UST acquisition-related costs	5	5	5	7
SABMiller special items	17	47	21	22

	$65	$118	$55	$43

As discussed in Note 15. Income Taxes, Altria Group, Inc. has recognized income tax benefits and charges in the consolidated statements of earnings during 2011 and 2010 as a result of various tax events.